Certain risks and concentration	12 Months Ended
Dec. 31, 2024
Certain risks and concentration
Certain risks and concentration

3. Certain risks and concentration

(a)    Credit and concentration risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, short-term investment, contract assets and prepayments and other current assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheets dates.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivables are typically unsecured and are primarily derived from revenue earned from mobile device charging provided for individuals and network partners, PV business and advertising services provided to customers. The diversification of customers reduced the esposure of such assets to credit risk.

Contract assets represents the unbilled amounts resulting from the revenue from build-to-sell model of PV business when revenue recognized exceeds the amount billed to the customers. The following table summarized customers with greater than 10% of the contract assets:

	As of December 31,
	2023	2024
Customer A	*	60%
Customer B	*	39%
*	Less than 10%

The following table summarized customers with greater than 10% of the revenues:

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Customer A	*	*	12%
*	Less than 10%

The following table summarized suppliers with greater than 10% of the purchases:

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Supplier A	*	22%	13%
Supplier B	*	11%	*
Supplier C	21%	*	*
Supplier D	12%	*	*
Supplier E	*	*	10%
*	Less than 10%

ZMI (Hong Kong) International Company Limited (“ZMI”), a related party of the Group (Note 15), accounted for 4%, nil and nil of purchases for the years ended December 31, 2022, 2023 and 2024, respectively.

(b)    Foreign currency risk

For Group’s PRC entities, the operating transactions and its assets and liabilities are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes influenced by central government policies, and international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

(c)    Foreign currency exchange rate risk

The Group is exposed to foreign currency exchange rate risk, which mainly affects the monetary assets denominated in the currencies other than the functional currencies of the respective entities. As of December 31, 2023 and 2024, such affected monetary assets primarily included cash and cash equivalents held in PRC denominated in US$ and cash and cash equivalents and short-term investments held overseas denominated in RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. While the international reaction to the RMB appreciation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant appreciation of the RMB against other currencies.